Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Loans receivable and fees on loans	$ 21,332	$ 21,599
Securities available for sale:
Taxable	1,005	735
Tax-exempt	483	551
Other investment income	215	155
Federal funds sold	136	146
Total Interest Income	23,171	23,186
INTEREST EXPENSE
Deposits	2,539	2,951
Other borrowed funds	2,685	3,143
Total Interest Expense	5,224	6,094
Net Interest Income	17,947	17,092
PROVISION FOR LOAN LOSSES (Note 5)	1,324	1,320
Net Interest Income after Provision for Loan Losses	16,623	15,772
NON-INTEREST INCOME
Securities gains (losses)	1	(758)
Service charges on deposit accounts	1,915	2,088
Other service charges, commissions and fees	1,649	1,714
Other operating income	710	1,054
Total Non-Interest Income	4,275	4,098
NON-INTEREST EXPENSE
Salaries and employee benefits (Note 14)	10,025	9,578
Occupancy expense of bank premises	1,069	1,185
Furniture and equipment expense	1,166	1,193
Other operating expenses (Note 23)	5,356	5,326
Foreclosed Assets - Write-down and operating expenses	1,533	3,785
Total Non-Interest Expenses	19,149	21,067
Income (Loss) Before Income Taxes	1,749	(1,197)
Income Tax Benefit (Note 8)	(777)	(2,679)
Net Income	$ 2,526	$ 1,482
Earnings Per Common Share (Note 13)	$ 0.36	$ 0.30
Diluted Earnings Per Common Share (Note 13)	$ 0.28	$ 0.30